NEW ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2011
NEW ACCOUNTING PRONOUNCEMENTS

NOTE 10 – NEW ACCOUNTING PRONOUNCEMENTS

ASC Topic 310 “Receivables.” New authoritative accounting guidance under ASC Topic 310, “Receivables,” amended prior guidance to provide a greater level of disaggregated information about the credit quality of loans and leases and the Allowance for Loan and Lease Losses (the “allowance”). The new authoritative guidance also requires additional disclosures related to credit quality indicators, past due information, and information related to loans modified in a troubled debt restructuring. The new authoritative guidance amends only the disclosure requirements for loans and leases and the allowance. The Company adopted the period end disclosure provisions of the new authoritative guidance under ASC Topic 310 in the reporting period ending December 31, 2010. Adoption of the new guidance did not have a material impact on the Company’s financial position or results of operations. The Company adopted the disclosure provisions of the new authoritative guidance about activity that occurs during a reporting period on January 1, 2011; the adoption did not have a material impact on the Company’s financial position or results of operations. The disclosures related to loans modified in a troubled debt restructuring are effective for the reporting periods beginning after June 15, 2011; the adoption is not expected to have a material impact on the Company’s financial position or results of operations.

ASC Topic 310 “Receivables,” Subtopic 310-40 “Troubled Debt Restructurings by Creditors.” New authoritative accounting guidance under Subtopic 310-40, “Receivables — Troubled Debt Restructurings by Creditors” amended prior guidance to provide assistance in determining whether a modification of the terms of a receivable meets the definition of a troubled debt restructuring. The new authoritative guidance provides clarification for evaluating whether a concession has been granted and whether a debtor is experiencing financial difficulties. The new authoritative guidance is effective for the reporting periods beginning after June 15, 2011 and will be applied retrospectively to restructurings occurring on or after the beginning of the fiscal year of adoption. Adoption of the new guidance is not expected to have a material impact on the Company’s financial position or results of operations.